Retail Class Prospectus | DSM Large Cap Growth Fund
DSM Large Cap Growth Fund
DSM LARGE CAP GROWTH FUND

Retail Class (_________)

Supplement dated March 28, 2014 to

Prospectus dated October 31, 2013, as supplemented

At a meeting of the shareholders of the DSM Large Cap Growth Fund (the “Fund”) held on March 28, 2014, the shareholders approved the re-classification of the Fund as “non-diversified” effective immediately.  Accordingly, the following revisions are hereby made to the Retail Class Prospectus.

The following sentence is added to the end of the first paragraph titled, "Principal Investment Strategies - Permissible Securities" on page 2 of the Retail Class Prospectus Summary Section:
“The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”
The following risk disclosure is added on page 3 of the Retail Class Prospectus Summary Section:
•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

Please retain this Supplement with the Prospectus.